Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Capital Risk

The Group manages capital risk by reference to total equity compared with total borrowings. As of December 31, 2016 and 2017, these metrics were as follows:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Bank borrowings	558,000	558,000	85,763
Advances from an unrelated party	983	38	6
Amount due to a shareholder	1,398	8,742	1,344

Total borrowings	560,381	566,780	87,113

Total Equity	2,537,570	2,546,622	391,409

	2016	2017

Debt (total liabilities) to equity ratio	52.1%	51.1%